Financial instruments - Level 3 financial instruments reconciliation (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Level 3 financial assets reconciliation
Balance at the beginning of period	R$ 10,316.4
Balance at the end of period	10,401.3	R$ 10,316.4
Level 3 | Long-term investments
Level 3 financial assets reconciliation
Balance at the beginning of period	836.0	752.1
Foreign currency exchange gain (loss)	10.4	47.8
Interest accrual	8.2	29.6
Net present value adjustment	(2.1)	(11.8)
Fair value of call-option	53.9	18.3
Balance at the end of period	R$ 906.4	R$ 836.0